Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Nov. 30, 2023		$ 87	[1]	$ 58,736	$ (3,793,585)	$ (3,734,762)
Balances, shares at Nov. 30, 2023		9,017,300
Retroactive application of recapitalization		$ 3,936	[1]	(3,936)
Retroactive application of recapitalization, shares	[1]	32,482,472
Retroactive application of reverse stock split		$ (3,621)	[1]	3,621
Retroactive application of reverse stock split, shares	[1]	(37,349,795)
Balance at Dec. 31, 2023		$ 402	[1]	58,421	(3,793,585)	(3,734,762)
Balance, shares at Dec. 31, 2023	[1]	4,149,977
Net loss			[1]		(23,753,863)	(23,753,863)
Stock based compensation (Note 8)			[1]	9,750,511		9,750,511
Issuance of common stock		$ 1	[1]	268,997		268,998
Issuance of common stock, shares	[1]	5,583
Synthetic at-the-market (“ATM”) commitment fee		$ 1	[1]	499,999		500,000
Synthetic at-the-market ("ATM") commitment fee, shares	[1]	6,369
Transfer from early exercised stock liability on vesting		$ 3	[1]	2,352		2,355
Repurchase of unvested early exercise stock options			[1]
Repurchase of unvested early exercise stock options, shares	[1]	(25,570)
Shares issued upon exercise of common stock warrants		$ 1	[1]	1,626,618		1,626,619
Shares issued upon exercise of common stock warrants, shares	[1]	13,580
Shares issued upon conversion of SAFE notes		6	[1]	6,367,194		6,367,200
Shares issued upon conversion of SAFE notes, shares	[1]	63,692
Shares issued upon conversion of convertible notes		$ 3	[1]	2,571,397		2,571,400
Shares issued upon conversion of convertible notes, shares	[1]	25,722
Issuance of common stock upon the reverse capitalization including PIPE financing, net of transaction costs		$ 43	[1]	(5,483,062)		(5,483,019)
Issuance of common stock upon the reverse capitalization including PIPE financing, net of transaction costs, shares	[1]	534,275
Transaction costs			[1]	(7,501,223)		(7,501,223)
Merger earnout shares (Note 3)			[1]	25,071,500	(25,071,500)
Repurchase of unvested early exercised common stock, shares	[1]	25,570
Balance at Dec. 31, 2024		$ 460	[1]	33,232,704	(52,618,948)	(19,385,784)
Balance, shares at Dec. 31, 2024	[1]	4,773,628
Net loss			[1]		(15,723,636)	(15,723,636)
Stock based compensation (Note 8)			[1]	7,635,403		7,635,403
Issuance of common stock		$ 64	[1]	2,133,633		2,133,697
Issuance of common stock, shares	[1]	638,048
Synthetic at-the-market (“ATM”) commitment fee		$ 3	[1]	157,312		157,315
Synthetic at-the-market ("ATM") commitment fee, shares	[1]	35,753
Transfer from early exercised stock liability on vesting		$ 3	[1]	1,297		1,300
Repurchase of unvested early exercise stock options			[1]
Repurchase of unvested early exercise stock options, shares	[1]	24,449
Transaction costs						(7,501,223)
Issuance of common stock and warrants from January 2025 public offering, net of offering costs		$ 48	[1]	4,591,021		4,591,069
Issuance of common stock and warrants fromJanuary 2025 public offering, net of offeringcosts, shares	[1]	479,200
Issuance of common stock upon warrant inducement, net of offering costs		$ 48	[1]	2,798,151		2,798,199
Issuance of common stock upon warrantinducement, net of offering costs, shares	[1]	479,200
Repurchase of unvested early exercised common stock, shares	[1]	(24,449)
Issuance of common stock for settlement of RSU		$ 26	[1]	(26)
Issuance of common stock for settlement of RSU, shares	[1]	246,570
Issuance of common stock to short- term loan holders		$ 17	[1]	6,199,983		6,200,000
Issuance of common stock to short- Term loan holders, shares	[1]	173,184
Issuance of common stock to vendor		$ 1	[1]	80,611		80,612
Issuance of common stock to vendor, shares	[1]	15,000
Common stock payment proposed to vendor, but not issued			[1]	302,250		302,250
Issuance of common stock under license arrangement		$ 5	[1]	342,995		343,000
Issuance of common stock to KMX, shares	[1]	50,000
Issuance of common stock to PIPE investors		$ 1	[1]	549,999		550,000
Issuance of common stock to PIPE investors, shares	[1]	12,850
Issuance of common stock from June 2025 public offering, net of offering costs		$ 226	[1]	3,945,449		3,945,675
Issuance of common stock from public offering, net of offering costs, shares	[1]	2,260,000
Issuance of common stock upon warrant exchange, net of offering costs		$ 73	[1]	(75,073)		(75,000)
Issuance of common stock upon warrantinducement, net of offering costs, shares	[1]	730,689
Fractional share adjustment due to reverse stock split			[1]	(345)		(345)
Fractional share adjustment due to reverse stock split, shares	[1]	(115)
Fair value of equity classified warrants issued in connection with convertible notes, net of issuance costs			[1]	632,562		632,562
Balance at Dec. 31, 2025		$ 975	[1]	$ 62,527,926	$ (68,342,584)	$ (5,813,683)
Balance, shares at Dec. 31, 2025	[1]	9,869,558

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.